Patient Service Revenue (Tables)	3 Months Ended
Jun. 30, 2015
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	2015	2014

Medicare program	$2,468,783	$2,208,586
Private/alternative payors	2,336,037	2,013,357
Medicaid and other government sources	264,900	202,892
Hospitals	439,038	220,201
Total patient service revenue	$5,508,758	$4,645,036